Equity (Details) - USD ($)											1 Months Ended											12 Months Ended
	Jan. 18, 2023	Dec. 09, 2021	Nov. 30, 2021	Nov. 05, 2021	Oct. 14, 2021	Sep. 16, 2021	Jul. 16, 2021	Oct. 17, 2019	Oct. 02, 2019	Nov. 21, 2017	Apr. 30, 2023	Mar. 31, 2023	Jan. 25, 2023	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Jan. 25, 2022	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Apr. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Equity (Details) [Line Items]
Reverse split, description																						the Company’s board approved a 1 for 10 reverse split of its ordinary shares (the “Reverse Split”), which became effective on August 27, 2020
Description of ordinary shares																						the Company’s board approved a 1 for 15 reverse split of its ordinary shares (the “Reverse Split”), which became effective on December 15, 2022
Sale of ordinary shares (in Shares)							15,000,000
Purchase of warrants (in Shares)							15,000,000
Warrants exercise price per share														$ 1.05	$ 0.875
Aggregate of ordinary shares (in Shares)								10,000,000	400,000				5,549,000
Warrants to purchase ordinary shares (in Shares)			4,450,000
Aggregate purchase price (in Dollars)			$ 6,680,000
Recorded expenses (in Dollars)																							$ 5,620,000	$ 4,460,000
Gross proceeds (in Dollars)	$ 7,100,000
Initial exercise price	$ 4.5
Warrants exercise price per share													$ 3.6
Common stock, shares issued (in Shares)																							975,000
Share-based compensation expenses (in Dollars)																						$ 4,582,789	$ 5,622,475	4,632,707
Annual salary (in Dollars)												$ 500,000
Payable ordinary shares (in Dollars)												$ 1,500,000
Ordinary trading per share												$ 1
Warrant purchase description																						the Company had warrants to purchase 239,675 Class A ordinary shares, among which 35,973 shares shall be exercised at $13.1 per share and 203,702 shares shall be exercised at $0.51. These warrants were classified as liability with changes in fair value charged to consolidated statements of operations and comprehensive loss. During February through March 2021, the investors exercised warrants to purchase 179,942 ordinary shares.
Fair value of warrants (in Dollars)																							$ (65,576)	$ (275,055)
Total of ordinary shares (in Shares)																						1,500,000
Initial exercise price per share																						$ 1.5
Warrant expiration date													Oct. 30, 2026
Purchase price													$ 0.4
Purchase aggregate (in Shares)													10,549,000
Ordinary shares, par value
Exercise price per share													$ 1.5
Common Stock [Member]
Equity (Details) [Line Items]
Ordinary shares issued (in Shares)																						15,281,601
Minimum [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Price per share																						$ 0.29	$ 0.33
Maximum [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Price per share																						$ 0.42	$ 0.34
Registered Direct Offering Exercised Warrants [Member]
Equity (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares)			4,450,000
Aggregate purchase price (in Dollars)			$ 6,680,000
Fair value of warrants (in Dollars)
October Private Placement [Member]
Equity (Details) [Line Items]
Purchase price (in Dollars)				$ 24,270,000	$ 11,070,000.00	$ 10,050,000.00
Warrants issued (in Shares)																							15,232,000
Warrants exercise price per share										$ 0.67
Fair value of warrants (in Dollars)											$ 5,213,951			$ 6,139,900	$ 2,477,629	$ 2,287,907							$ 6,439,200
Placement Agent Warrants [Member]
Equity (Details) [Line Items]
Warrants exercise price per share											$ 3.6					$ 0.8875
Aggregate shares percentage (in Shares)																		9,246,837	5,271,551	4,717,333	11,392,464
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares (in Shares)	1,569,444
Shares purchase (in Shares)	2,354,166
Initial exercise price	$ 4.5
Common stock, shares issued (in Shares)																						155,597,055	116,773,794
Ordinary trading per share												$ 1
Common stock, shares outstanding (in Shares)																						155,597,055	116,773,794
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Sale of ordinary shares (in Shares)																							66,157,164	3,797,488
Ordinary shares (in Shares)																						23,541,660	15,000,000	10,325,000
Common stock, shares issued (in Shares)																						155,597,055
Common stock, shares outstanding (in Shares)																							116,773,794
Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)																						1,950,015	975,000
Share-based compensation expenses (in Dollars)																							$ 653,252
Common stock, shares outstanding (in Shares)																						1,950,015	975,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Ordinary shares issued (in Shares)												1,500,000
Common stock, shares issued (in Shares)																						1,950,015
Common stock, shares outstanding (in Shares)																							975,000
Securities Purchase Agreement [Member]
Equity (Details) [Line Items]
Warrants exercise price per share				$ 1.05	$ 0.57	$ 0.8875	$ 1.5
Aggregate of ordinary shares (in Shares)				27,740,512	4,000,000		14,152,000
Price per share				$ 0.875		$ 0.71
Purchase price (in Dollars)					$ 2,280,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Gross proceeds of value (in Dollars)							$ 22,500,000
Net proceeds (in Dollars)							$ 20,800,000
Securities Purchase Agreement [Member] | October Private Placement [Member]
Equity (Details) [Line Items]
Warrants exercise price per share					$ 0.875
Aggregate of ordinary shares (in Shares)					15,814,652
Price per share					$ 0.71
Chief Executive Officer [Member] | Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares granted (in Shares)		1,300,000
July Registered Direct Offering [Member]
Equity (Details) [Line Items]
Warrants exercise price per share																	$ 1.5
Fair value of warrants (in Dollars)																						$ 6,045,000
Total of ordinary shares (in Shares)																						6,950,000
Initial exercise price per share																						$ 3.6
Warrants issuance of period																						5 years 6 months
Warrant expiration date																	Jul. 20, 2026
Purchase price																	$ 0.4
July Registered Direct Offering [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Aggregate of ordinary shares (in Shares)																	10,549,000
April Registered Direct Offering [Member]
Equity (Details) [Line Items]
Fair value of warrants (in Dollars)																						$ 7,888,250
Warrant expiration date																	Oct. 29, 2025
Purchase price																	$ 0.4
April Registered Direct Offering [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Aggregate of ordinary shares (in Shares)																	5,549,000
Warrants exercise price per share																	$ 3.6